Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Emerging Markets Equity Fund
	Shares	Value ($)

Equity Securities 91.9%
Brazil 7.2%
Banco Bradesco SA (ADR)	666,211	2,351,723
Itaú Unibanco Holding SA (ADR) (Preferred)	464,387	2,790,966
Petroleo Brasileiro SA (ADR)	110,826	1,626,926
Vale SA "B" (ADR)	209,961	3,071,729
(Cost $7,040,875)		9,841,344
Chile 2.7%
Antofagasta PLC (Cost $2,860,310)	171,371	3,689,307
China 25.9%
Alibaba Group Holding Ltd.*	192,000	2,400,338
Alibaba Group Holding Ltd. (ADR)*	22,823	2,331,598
ANTA Sports Products Ltd.	127,400	1,491,444
Baidu, Inc. "A"*	81,200	1,591,953
BYD Co., Ltd. "H"	62,500	2,208,645
CSPC Pharmaceutical Group Ltd.	744,000	619,133
H World Group Ltd. (ADR)*	67,630	3,248,945
Industrial & Commercial Bank of China Ltd. "H"	3,739,000	1,821,821
Kweichow Moutai Co., Ltd. "A"	14,300	3,762,870
Meituan "B" 144A*	87,080	1,633,539
PetroChina Co., Ltd. "H"	3,186,000	2,324,474
Ping An Insurance Group Co. of China Ltd. "H"	127,000	915,995
Tencent Holdings Ltd.	194,400	8,833,984
Yum China Holdings, Inc.	35,607	2,172,739
(Cost $29,948,221)		35,357,478
Hong Kong 2.3%
China Mengniu Dairy Co., Ltd.	295,000	1,113,971
China Resources Beer Holdings Co., Ltd.	42,000	269,000
China State Construction International Holdings Ltd.	244,000	298,160
Galaxy Entertainment Group Ltd.*	185,000	1,342,625
Kunlun Energy Co., Ltd.	180,000	146,559
(Cost $3,184,822)		3,170,315
India 17.6%
Axis Bank Ltd.	277,906	3,226,462
Bharti Airtel Ltd.	314,892	3,403,565
HDFC Bank Ltd. (ADR)	46,031	3,142,997
ICICI Bank Ltd.	411,616	4,989,512
ICICI Bank Ltd. (ADR)	57,788	1,419,851
Jio Financial Services Ltd.* (a)	57,392	176,435
Larsen & Toubro Ltd.	141,384	4,610,306
Maruti Suzuki India Ltd.	10,439	1,245,465
Reliance Industries Ltd.	57,392	1,776,562
(Cost $16,149,871)		23,991,155

Indonesia 2.5%
PT Bank Central Asia Tbk	4,889,400	2,958,606
PT Elang Mahkota Teknologi Tbk	8,919,700	384,470
(Cost $3,738,720)		3,343,076
Korea 13.5%
Hyundai Mobis Co., Ltd.	1,678	306,731
Hyundai Motor Co.	4,502	692,262
KB Financial Group, Inc.	32,240	1,289,954
NAVER Corp.	2,756	490,811
Samsung Electronics Co., Ltd.	200,812	10,996,491
Samsung SDI Co., Ltd.	6,715	3,503,295
SK Hynix, Inc.	11,246	1,088,735
(Cost $13,031,928)		18,368,279
Macau 1.1%
Sands China Ltd.* (Cost $1,059,997)	393,600	1,501,443
Mexico 2.9%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $2,548,823)	34,817	3,943,025
South Africa 4.0%
Clicks Group Ltd.	78,036	1,224,053
FirstRand Ltd.	672,038	2,735,312
Naspers Ltd. "N"	7,949	1,561,958
(Cost $5,680,588)		5,521,323
Taiwan 11.1%
Delta Electronics, Inc.	61,000	709,449
Fubon Financial Holding Co., Ltd.	827,320	1,724,324
Hon Hai Precision Industry Co., Ltd.	264,000	911,460
MediaTek, Inc.	39,000	856,284
Nan Ya Printed Circuit Board Corp.	39,000	307,766
Taiwan Semiconductor Manufacturing Co., Ltd.	588,803	10,585,770
Unimicron Technology Corp.	11,000	64,579
(Cost $7,546,090)		15,159,632
United Kingdom 1.1%
Rio Tinto PLC (Cost $1,482,226)	21,970	1,452,052
Total Equity Securities (Cost $94,272,471)		125,338,429

Exchange-Traded Funds 4.4%
iShares MSCI Saudi Arabia ETF (b) (Cost $5,856,941)	142,689	6,002,926

Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (c) (d) (Cost $6,151,250)	6,151,250	6,151,250

Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 5.28% (c) (Cost $5,849)	5,849	5,849

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $106,286,511)	100.8	137,498,454
Other Assets and Liabilities, Net	(0.8)	(1,117,727)
Net Assets	100.0	136,380,727
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (c) (d)
3,430,908	2,720,342 (e)	—	—	—	18,647	—	6,151,250	6,151,250
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 5.28% (c)
7,794,443	83,851,059	91,639,653	—	—	136,117	—	5,849	5,849
11,225,351	86,571,401	91,639,653	—	—	154,764	—	6,157,099	6,157,099

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $5,915,042, which is 4.3% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
At July 31, 2023 the DWS Emerging Markets Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Equity Securities
Financials	29,543,958	24%
Information Technology	29,023,829	23%
Consumer Discretionary	22,137,732	18%
Communication Services	14,704,783	12%
Consumer Staples	10,312,919	8%
Materials	8,213,088	6%
Energy	5,727,962	5%
Industrials	4,908,466	4%
Health Care	619,133	0%
Utilities	146,559	0%
Total	125,338,429	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$9,841,344	$—	$—	$9,841,344
Chile	3,689,307	—	—	3,689,307
China	35,357,478	—	—	35,357,478
Hong Kong	3,170,315	—	—	3,170,315
India	23,814,720	—	176,435	23,991,155
Indonesia	3,343,076	—	—	3,343,076
Korea	18,368,279	—	—	18,368,279
Macau	1,501,443	—	—	1,501,443
Mexico	3,943,025	—	—	3,943,025
South Africa	5,521,323	—	—	5,521,323
Taiwan	15,159,632	—	—	15,159,632
United Kingdom	1,452,052	—	—	1,452,052
Exchange-Traded Funds	6,002,926	—	—	6,002,926
Short-Term Investments (a)	6,157,099	—	—	6,157,099
Total	$137,322,019	$—	$176,435	$137,498,454

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMEF-PH3
R-080548-2 (1/25)